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[AETNA LETTERHEAD]                                         151 Farmington Avenue
[AETNA LOGO]                                               Hartford, CT 06156

                                                           ANNGHARAAD S. REID
                                                           Paralegal
                                                           AFS Law TS31
December 15, 1999                                          (860) 273-4474
                                                           Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: AETNA INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I POST EFFECTIVE AMENDMENT NO. 12 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: AETNA MARATHON PLUS - GROUP AND INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
     FILE NOS. 33-59749 AND 811-8582
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplements contained in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 ("Amendment No. 12") for Variable Annuity Account I of Aetna Insurance Company of America (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 12 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 14, 2000. The text of Amendment No. 12 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid